Condensed Consolidated Statements of Changes in (Deficit) Equity - USD ($)	Preferred Stock Series A	Preferred Stock Series B	Preferred Stock Series C	Preferred Stock Series D	Common Stock	Additional Paid-in Capital	Treasury Stock	Accumulated Deficit	Statutory Reserve	Accumulated Other Comprehensive Loss (Deficit)	Noncontrolling Interest	Total
Balance at Dec. 31, 2022	$ 9,000,000				$ 67	$ 65,950,661	$ (522,500)	$ (63,062,721)	$ 6,578	$ (213,137)		$ 11,158,948
Balance (in Shares) at Dec. 31, 2022	9,000				667,572
Balance (in Shares) at Dec. 31, 2022							(3,467)
Shares issued for adjustments
Shares issued for adjustments (in Shares)					3,333
Issuance of Series B Convertible Preferred Stock for equity method investment		$ 11,000,000										11,000,000
Issuance of Series B Convertible Preferred Stock for equity method investment (in Shares)		11,000
Issuance of common stock as convertible note payable commitment fee					$ 1	236,399						236,400
Issuance of common stock as convertible note payable commitment fee (in Shares)					11,333
Sale of common stock, net					$ 3	414,393						414,396
Sale of common stock, net (in Shares)					30,442
Issuance of common stock for services					$ 3	999,652						999,655
Issuance of common stock for services (in Shares)					24,089
Stock-based compensation						284,977						284,977
Foreign currency translation adjustment										(18,590)		(18,590)
Net loss for the year								(16,707,010)				(16,707,010)
Balance at Dec. 31, 2023	$ 9,000,000	$ 11,000,000			$ 74	67,886,082	$ (522,500)	(79,769,731)	6,578	(231,727)		$ 7,368,776
Balance (in Shares) at Dec. 31, 2023	9,000	11,000			736,769
Balance (in Shares) at Dec. 31, 2023							(3,467)					3,467
Issuance of common stock as convertible note payable commitment fee					$ 1	41,999						$ 42,000
Issuance of common stock as convertible note payable commitment fee (in Shares)					7,000
Stock-based compensation						13,533						13,533
Foreign currency translation adjustment										(2,920)		(2,920)
Net loss for the year								(1,367,513)				(1,367,513)
Balance at Mar. 31, 2024	$ 9,000,000	$ 11,000,000			$ 75	67,941,614	$ (522,500)	(81,137,244)	6,578	(234,647)		6,053,876
Balance (in Shares) at Mar. 31, 2024	9,000	11,000			743,769
Balance (in Shares) at Mar. 31, 2024							(3,467)
Balance at Dec. 31, 2023	$ 9,000,000	$ 11,000,000			$ 74	67,886,082	$ (522,500)	(79,769,731)	6,578	(231,727)		$ 7,368,776
Balance (in Shares) at Dec. 31, 2023	9,000	11,000			736,769
Balance (in Shares) at Dec. 31, 2023							(3,467)					3,467
Shares issued for adjustments					$ 21	(21)
Shares issued for adjustments (in Shares)					206,033
Issuance of common stock as convertible note payable commitment fee					$ 3	320,543						320,546
Issuance of common stock as convertible note payable commitment fee (in Shares)					33,800
Sale of common stock, net					$ 28	2,544,283						2,544,311
Sale of common stock, net (in Shares)					281,843
Issuance of common stock upon cashless exercise of stock warrants					$ 4	(4)
Issuance of common stock upon cashless exercise of stock warrants (in Shares)					42,381
Issuance of common stock for services					$ 15	530,335						530,350
Issuance of common stock for services (in Shares)					145,153
Reclassification of derivative liability to equity						2,354						2,354
Sale of Series C Convertible Preferred Stock			$ 3,500,000									3,500,000
Sale of Series C Convertible Preferred Stock (in Shares)			3,500
Issuance of pre-funded warrants						688,794						688,794
Stock-based compensation						51,159						51,159
Foreign currency translation adjustment										(273)		(273)
Net loss for the year								(7,903,394)				(7,903,394)
Balance at Dec. 31, 2024	$ 9,000,000	$ 11,000,000	$ 3,500,000		$ 145	72,023,525	$ (522,500)	(87,673,125)	6,578	(232,000)		$ 7,102,623
Balance (in Shares) at Dec. 31, 2024	9,000	11,000	3,500		1,445,979
Balance (in Shares) at Dec. 31, 2024							(3,467)					3,467
Issuance of common stock upon cashless exercise of stock warrants					$ 19	(19)
Issuance of common stock upon cashless exercise of stock warrants (in Shares)					186,877
Issuance of common stock for services					$ 2	111,230					111,232
Issuance of common stock for services (in Shares)					22,278
Reclassification of derivative liability to equity						18,853					18,853
Series D Convertible Preferred Stock issued in exchange of Series A Convertible Preferred Stock	$ (9,000,000)			$ 8,837,527		162,473
Series D Convertible Preferred Stock issued in exchange of Series A Convertible Preferred Stock (in Shares)	(9,000)			5,000
Series B Convertible Preferred Stock extinguished related to sale of equity method investment		$ (11,000,000)				2,348,695						(8,651,305)
Series B Convertible Preferred Stock extinguished related to sale of equity method investment (in Shares)		(11,000)
Stock-based compensation						9,159						9,159
Foreign currency translation adjustment										279		279
Net loss for the year								(2,482,111)				(2,482,111)
Balance at Mar. 31, 2025			$ 3,500,000	$ 8,837,527	$ 166	$ 74,673,916	$ (522,500)	$ (90,155,236)	$ 6,578	$ (231,721)		$ (3,891,270)
Balance (in Shares) at Mar. 31, 2025			3,500	5,000	1,655,134
Balance (in Shares) at Mar. 31, 2025							(3,467)					3,467